Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (31,750)	$ (29,157)	$ (33,762)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,102	1,074	979
Share-based compensation	9,916	7,926	6,748
Non-cash financial (income) expenses, net	40	1,740	(1,325)
(Increase) decrease in prepaid expenses and other receivables	(558)	281	(341)
Decrease (increase) in long term prepaid expenses	39	(80)	1,637
Change in the fair value of warrants liabilities	(259)	(2,033)	3,788
Increase in trade payables	965	1,143	220
(Decrease) increase in other payables and accrued expenses	659	1,228	(1,206)
Change in operating lease liabilities	(726)	(809)	(1,152)
Change in operating lease right-of-use assets	789	729	535
Net cash used in operating activities	(19,783)	(17,958)	(23,879)
Cash flows from investing activities:
Investment in short-term deposits	(125,082)	(163,629)	(121,137)
Investment in restricted deposit	(103)	(3,152)
Proceeds from short-term deposits	148,191	191,864	32,105
Purchase of property and equipment	(2,238)	(6,401)	(904)
Net cash provided by (used in) investing activities	20,768	18,682	(89,936)
Cash flows from financing activities:
Proceeds from bank loan		5,248
Proceeds from SPAC merger and PIPE financing, net of transaction cost			93,543
Proceeds from exercise of Warrants			3,335
Proceeds from exercise of options	25	49	27
Net cash provided by financing activities	25	5,297	96,905
Effect of exchange rate changes on cash and cash equivalents	57	(50)	(258)
(Decrease) increase in cash and cash equivalents	1,067	5,971	(17,168)
Cash and cash equivalents at the beginning of the year	12,657	6,686	23,854
Cash and cash equivalents at the end of the year	13,724	12,657	6,686
Supplemental disclosure of cash flows information:
Income taxes paid	5	16	8
Interest received	4,424	6,160	237
Interest paid	321	52
Supplemental disclosure of noncash investing and financing activities:
Operating lease liabilities arising from obtaining right of use assets	$ 35	$ 3,304